9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Related Party Transactions [Abstract]
Rent expense	$ 10,805	$ 10,127	$ 13,565